Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 07, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 07, 2023
Prospectus Date	rr_ProspectusDate	Jan. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the

Summary Prospectus and Prospectus

each dated January 28, 2023

Effective immediately, the first sentence in the last paragraph under the “Principal Investment Strategies” section on page 2 of each of the Summary Prospectus and the Prospectus is replaced with the following:

The Fund is generally rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies.

Please retain this Supplement for future reference.

Gotham 1000 Value ETF | Gotham 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVLU